As filed with the Securities and Exchange Commission on November 9, 2009
1933 Act Registration No. 333-138190
1940 Act Registration No. 811-08517

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

POST-EFFECTIVE AMENDMENT NO. 12 /X/

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

AMENDMENT NO. 205 /X/

Lincoln Life Variable Annuity Account N
(Exact Name of Registrant)
Lincoln ChoicePlus Assurance (A Share/Class)

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY (Name of Depositor)

1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code: (260) 455-2000

Dennis L. Schoff, Esquire
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and Address of Agent for Service)

Copy to:

Ronald R. Bessette, Esquire
The Lincoln National Life Insurance Company
One Granite Place
Concord, NH 03301

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:
/x/ immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on _______________, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on _______________, pursuant to paragraph (a)(1) of Rule 485

Title of Securities being registered: Interests in a separate account under individual flexible payment deferred variable annuity contracts.

The Lincoln National Life Insurance Company

Lincoln National Variable Annuity Account H

American Legacy Shareholder’s Advantage
American Legacy Shareholder’s Advantage A Class

Lincoln Life Variable Annuity Account N

ChoicePlus Assurance (A Share)
ChoicePlus Assurance (A Class)

This Supplement dated November 9, 2009, outlines a change to the prospectus for your individual variable annuity contract. It is for informational purposes and requires no action on your part.

The changes outlined below apply only to contracts purchased on or after November 9, 2009. The provisions outlined in your May 1, 2009 prospectus continue to apply to all contracts purchased before that date.

Charges and Other Deductions -- Sales Charge

A front-end load, or sales charge, will be applied to all initial and subsequent gross purchase payments that you make.  We deduct the sales charge from each gross purchase payment before it is allocated to a subaccount and/or fixed account.  The sales charge is a percentage of each gross purchase payment and is based on the owner’s investment amount at the time each gross purchase payment is made, according to the following scale:

Owner’s Investment	Sales Charge
Under $25,000 ………………….	5.75%
$25,000 - $49,999 .…………...…	5.00%
$50,000 - $99,999 ………………	4.50%
$100,000 - $249,999 ……………	3.50%
$250,000 - $499,999 ……………	2.50%
$500,000 - $749,999 ……………	2.00%
$750,000 - $999,999 ……………	1.50%
$1,000,000 or greater …………...	1.00%

The owner’s investment is defined, in accordance with our procedures, as the sum of:
1.	the current gross purchase payment and,
2.	if making an addition to an existing contract, the higher of:
a.	the existing contract value, or;
b.	the sum of all previous gross purchase payments made into the existing contract less any withdrawals.

These calculations may vary based upon the requirements of your state. Please check with your investment representative. No sales charges will be applied on contracts issued to selling group individuals, if applicable, in your state.

You might be able to lower the sales charge you pay by indicating in a Letter of Intent, the total amount of purchase payments you intend to make in the thirteen months from the date you purchase your contract. On the date you purchase your contract, we will deduct a sales charge based on the total amount you plan to invest over the following thirteen months, if it is less than the sales charge based on your initial purchase payment. If you do not make the amount of purchase payments stated in the Letter of Intent during the thirteen month period, we will recalculate the sales charge based on the actual amount of purchase payments we received in the thirteen month period. If you owe us additional money, we will deduct this amount proportionately from your contract value during the fourteenth month. If you make a subsequent purchase into this contract, we may also accept a Letter of Intent for another thirteen month period. We reserve the right to discontinue this option at any time.

For contracts purchased on or after November 9, 2009, the definition of Selling Group Individuals is as follows:  A contractowner who meets one of the following criteria at the time of the contract purchase and who purchases the contract without the assistance of a sales representative under contract with us:
•	Employees and registered representatives of any member of the selling group (broker-dealers who have selling agreements with us);
•
Officers, directors, trustees or bona-fide full-time employees and their spouses and minor children, of Lincoln Financial Group or any of the investment advisers of the funds currently being offered, or their affiliated or managed companies.

We reserve the right to modify, suspend, or terminate this program at any time for new contract purchasers.

Please retain this supplement for future reference.

PART A

The prospectuses for the ChoicePlus Assurance (A Share/A Class) variable annuity contract, as supplemented, is incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-138190) filed on May 7, 2009 and to the definitive 497 Filing (File No. 333-138190) filed on May 4, 2009.

Supplement to the prospectus for the ChoicePlus Assurance (A Share/A Class) variable annuity contract is incorporated herein by reference to 497 Filing (File No. 333-138190) filed on May 5, 2009.

Supplement to the prospectus for the ChoicePlus Assurance (A Share/A Class) variable annuity contract is incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-138190) filed on June 22, 2009.

Supplement to the prospectus for the ChoicePlus Assurance (A Share/A Class) variable annuity contract is incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-138190) filed on October 2, 2009.

PART B

The Statement of Additional Information for the ChoicePlus Assurance (A Share/A Class) variable annuity contract is incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-138190) filed on May 7, 2009 and to the definitive 497 Filing (File No. 333-138190) filed on May 4, 2009.

Supplement to the Statement of Additional Information for the ChoicePlus Assurance (A Share/A Class) variable annuity contract is incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-138190) filed on June 22, 2009.

Lincoln Life Variable Annuity Account N

PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)  List of Financial Statements

1. Part A

The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-138190) filed on April 7, 2009.

2. Part B

The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-138190) filed on April 7, 2009.

Statement of Assets and Liabilities - December 31, 2008
Statement of Operations - Year ended December 31, 2008
Statements of Changes in Net Assets - Years ended December 31, 2008 and 2007
Notes to Financial Statements - December 31, 2008
Report of Independent Registered Public Accounting Firm

3. Part B

The following consolidated financial statements for The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-138190) filed on April 7, 2009.

Consolidated Balance Sheets - Years ended December 31, 2008 and 2007
Consolidated Statements of Income - Years ended December 31, 2008, 2007, and 2006
Consolidated Statements of Shareholder’s Equity - Years ended December 31, 2008, 2007, and 2006
Consolidated Statements of Cash Flows - Years ended December 31, 2008, 2007, and 2006
Notes to Consolidated Financial Statements - December 31, 2008
Report of Independent Registered Public Accounting Firm

(b)	List of Exhibits

(1)
Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account N incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.

(2)	None

(3)	(a) Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

	(b)	Amendment to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333- 40937) filed on April 29, 1999.

	(c)	Amendment to Schedule A of Selling Group Agreement dated February 14, 2000 incorporated herein by reference to Post- Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

	(d)	Selling Group Agreement for ChoicePlus Assurance incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.

	(e)	ChoicePlus Selling Agreement for Affiliates incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.

(f)
Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(4)	(a) Annuity Contract (30070-A 8/03) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333- 138190) filed on October 25, 2006.

(b)	Annuity Payment Option Rider (32147) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333- 36304) filed on August 8, 2001.

(c)	Interest Adjusted Fixed Account Rider (32143) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

(d)	DCA Fixed Account Rider (32145) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333- 135039) filed on June 15, 2006.

(e)	IRA Contract Amendment (28877) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

(f)	Roth IRA Endorsement (5305) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

(g)	Variable Annuity Rider (32793) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

(h EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

(i)	EGMDB prorate Rider (32149 5/03) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333- 36304) filed on April 24, 2003.

(j)	GOP prorate Rider (32148 5/03) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

(k)	Variable Annuity Rider (32793 HWM 4/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-35780) filed on June 9, 2004.

(l)	Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 ( File No. 333-36136) filed on April 4, 2006.

(m)	Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(n)	Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(o)	Contract Benefit Data for Account Value Death Benefit (CBD 1/06) incorporated herein by reference to Post-Effective Amend- ment No. 22 (File No. 333-40937) filed on April 18, 2006.

(p)	Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333- 40937) filed on April 18, 2006.

(q)	Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(r)	Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(s)	Form of Variable Annuity Rider (32793 5/06) incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-36304) filed on June 7, 2006.

(t)	Variable Annuity Payment Option Rider (I4LA-Q 1/07) incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 333-40937) filed on April 13, 2007.

(u)	Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 333-40937) filed on April 13, 2007.

(v)	Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(w)	Variable Annuity Living Benefits Rider (AR-512 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(x)	Variable Annuity Living Benefits Rider (AR-512P 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(y)	Guaranteed Income Benefit Rider (AGIB 6/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

	(z)	Section 403(b) Annuity Endorsement (32481-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(5)	(a) Application (CPAA 1/08) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.

	(b)	Application for Fee-based version (CPAAFB 1/08) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.

(6)	(a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 24, 1996.

	(b)	By-laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. on Form N-6 (File No. 333-118478) filed on April 5, 2007.

(7)
(a) Automatic Indemnity Reinsurance Agreement Amended and Restated as of January 31, 2008 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-68842) filed on April 4, 2008.

(b)
Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.

(8)	(a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:

		(i)	AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-68842) filed on April 3, 2009.

		(ii)	American Century Variable Products incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333- 68842) filed on April 3, 2009.

		(iii)	American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333- 63505) filed on April 3, 2009.

		(iv)	Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333- 139660) filed on April 1, 2008.

		(v)	DWS Investments VIT Funds incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-68842) filed on April 3, 2009.

		(vi)	Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139660) filed on April 1, 2008.

		(vii)	Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-68842) filed on April 3, 2009.

		(viii)	Goldman Sachs Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-138190) filed on April 7, 2009.

		(ix)	Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-68842) filed on April 3, 2009.

		(x)	Lord Abbett Series Fund incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-138190) filed on April 7, 2009.

		(xi)	MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139660) filed on April 1, 2008.

		(xii)	Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139660) filed on April 1, 2008.

		(xiii)	Oppenheimer Variable Account Funds incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-138190) filed on April 7, 2009.

		(xiv)	Van Kampen Universal Institutional Funds, Inc. incorporated herein by reference to Post-Effective No. 9 (File No. 333- 138190) filed on April 7, 2009.

		(xv)	BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.

		(xvi)	DWS Variable Series II (f/k/a Scudder/Kemper Investments) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-40937) filed on September 3, 1998.

		(xvii)	PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 8 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

	(b)	Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:

		(i)	American Century Investments Variable Products incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.

		(ii)	American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333- 36304) filed on May 29, 2008.

		(iii)	BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.

		(iv)	Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.

		(v)	Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

		(vi)	Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

		(vii)	Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

		(viii)	MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333- 36304) filed on May 29, 2008.

		(ix)	Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

		(x)	Oppenheimer Variable Account Funds incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333- 138190) filed on April 7, 2009.

(c)
Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York is incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(9)
Opinion and Consent of Mary Jo Ardington, Senior Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-138190) filed on July 2, 2007.

(10)	(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

(b)
Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-138190) filed on April 7, 2009.

(11)	Not applicable

(12)	Not applicable

(13)	Organizational Chart of the Lincoln National Insurance Holding Company System

Item 25. Directors and Officers of the Depositor

The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln Life Variable Annuity Account N as well as the contracts. The list also shows The Lincoln National Life Insurance Company’s executive officers.
Name	Positions and Offices with Depositor
Dennis R. Glass**	President and Director
Chuck C. Cornelio**	Executive Vice President, Chief Administrative Officer
Frederick J. Crawford**	Executive Vice President, Chief Financial Officer and Director
Larry A. Samplatsky***	Vice President and Chief Compliance Officer
Mark E. Konen****	Senior Vice President and Director
See Yeng Quek*****	Senior Vice President, Chief Investment Officer and Director
Keith J. Ryan*	Vice President and Director
Dennis L. Schoff**	Senior Vice President and General Counsel
Charles A. Brawley, III**	Vice President and Secretary
Rise’ C.M. Taylor*	Vice President and Treasurer

*Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
**Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
***Principal business address is 350 Church Street, Hartford, CT 06103
****Principal business address is 100 North Greene Street, Greensboro, NC 27401
*****Principal business address is One Commerce Square, 2005 Market Street, 39th Floor, Philadelphia, PA 19103-3682

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of August 31, 2009 there were 136,252 contract owners under Account N.

Item 28. Indemnification

(a)	Brief description of indemnification provisions.

In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such per- son if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, offi- cer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnifica- tion in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provi- sions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

(b)	Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)
Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life

Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Vari- able Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flex- ible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Vari- able Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lin- coln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

(b) Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
David M. Kittredge*	Senior Vice President
Randal J. Freitag*	Vice President and Treasurer
Patrick J. Caulfield**	Vice President and Chief Compliance Officer
Joel Schwartz*	Vice President and Director
James Ryan*	Vice President and Director
Keith J. Ryan***	Vice President and Chief Financial Officer
Patricia A. Insley*	Director
Thomas O’Neill*	Director
Linda E. Woodward***	Secretary

*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**Principal Business address is 350 Church Street, Hartford, CT 06103
***Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

(c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a)
Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)
Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Con- tract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)
Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d)
Lincoln Life hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

(e)
Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action let- ter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

SIGNATURES

a)
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 12 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 9th day of November, 2009.

Lincoln Life Variable Annuity Account N (Registrant)
Lincoln ChoicePlus Assurance (A Share/Class)
By:	/s/ Delson R. Campbell
Delson R. Campbell
Assistant Vice President, The Lincoln National Life Insurance Company
(Title)
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Brian A. Kroll
Brian A. Kroll
(Signature-Officer of Depositor)
Vice President, The Lincoln National Life Insurance Company
(Title)

(b)	As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on November 9, 2009.

Signature	Title
* Dennis R. Glass	President and Director (Principal Executive Officer)
* Frederick J. Crawford	Executive Vice President, Chief Financial Officer and Director
* Charles C. Cornelio	Executive Vice President and Chief Adminstrative Officer
* Mark E. Konen	Senior Vice President and Director
* See Yeng Quek	Senior Vice President, Chief Investment Officer and Director
* Keith J. Ryan	Vice President and Director

*By: /s/ Delson R. Campbell	Pursuant to a Power of Attorney
Delson R. Campbell

B-5